Cover	Dec. 02, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 02, 2021
Entity File Number	000-55647
Entity Registrant Name	FOURTH WAVE ENERGY, INC.
Entity Central Index Key	0001652958
Entity Tax Identification Number	47-4046237
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	6th Floor
Entity Address, City or Town	San Jose
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95113
City Area Code	(408)
Local Phone Number	213-8874
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true